Income Taxes [Text Block] (Tables)	12 Months Ended
Mar. 31, 2019
Income Tax Disclosure [Abstract]
Income before Income Tax Expense by Jurisdiction [Table Text Block]

	2017	2018	2019
	(in millions)
Domestic income (loss)	¥(413,499)	¥803,057	¥228,018
Foreign income	686,042	858,762	642,824

Total	¥272,543	¥1,661,819	¥870,842

Details of Current and Deferred Income Tax Expense (Benefit) [Table Text Block]

	2017	2018	2019
	(in millions)
Current:
Domestic	¥176,415	¥180,109	¥57,303
Foreign	130,406	107,119	123,730

Total	306,821	287,228	181,033

Deferred:
Domestic	(217,485)	116,873	(32,746)
Foreign	5,117	3,722	(15,050)

Total	(212,368)	120,595	(47,796)

Income tax expense	94,453	407,823	133,237
Income tax expense (benefit) reported in Accumulated OCI relating to:
Investment securities	20,237	120,588	15,590
Debt valuation adjustments	(3,926)	(960)	4,293
Derivatives qualifying for cash flow hedges	(9,443)	(4,421)	(1,845)
Defined benefit plans	48,504	50,774	(38,229)
Foreign currency translation adjustments	(1,957)	(34,527)	15,148

Total	53,415	131,454	(5,043)

Total	¥147,868	¥539,277	¥128,194

Reconciliation of Effective Income Tax Rate [Table Text Block]

	2017	2018	2019
Combined normal effective statutory tax rate	31.5%	30.6%	30.6%
Nondeductible expenses	2.0	0.2	0.5
Impairment of goodwill	0.8	—	—
Foreign tax credit and payments	(9.6)	(1.7)	(3.3)
Lower tax rates applicable to income of subsidiaries	(0.2)	(0.4)	(2.5)
Change in valuation allowance	25.4	(3.0)	(1.4)
Nontaxable dividends received	(12.5)	(2.0)	(9.1)
Undistributed earnings of subsidiaries	3.5	0.7	0.6
Tax and interest expense for uncertainty in income taxes	(0.6)	0.0	0.6
Noncontrolling interest income	5.4	0.1	0.2
Effect of changes in tax laws	(9.8)	(0.6)	0.0
Other—net	(1.2)	0.6	(0.9)

Effective income tax rate	34.7%	24.5%	15.3%

Components of Net Deferred Tax Assets [Table Text Block]

	2018	2019
	(in millions)
Deferred tax assets:
Allowance for credit losses	¥337,718	¥301,222
Operating loss carryforwards	167,355	177,143
Loans	3,483	691
Accrued liabilities and other	133,728	236,363
Premises and equipment, including sale-and-leaseback transactions	120,505	158,144
Derivative financial instruments	111,677	101,118
Defined benefit plans	—	5,238
Valuation allowance	(215,130)	(218,191)

Total deferred tax assets	659,336	761,728

Deferred tax liabilities:
Investment securities (including trading account assets at fair value under the fair value option)	973,390	911,483
Intangible assets	52,396	38,772
Lease transactions	83,445	65,115
Defined benefit plans	15,484	—
Other	119,970	280,701

Total deferred tax liabilities	1,244,685	1,296,071

Net deferred tax assets (liabilities)	¥(585,349)	¥(534,343)

Operating Loss Carryforwards and Tax Credit Carryforwards [Table Text Block]

	Operating loss carryforwards	Tax credit carryforwards
	(in millions)
Fiscal year ending March 31:
2020	¥33,066	¥700
2021	12,727	194
2022	23,346	230
2023	68,850	232
2024	105,110	182
2025	167,035	117
2026 and thereafter	95,686	46,239
No definite expiration date	22,062	4,652

Total	¥527,882	¥52,546

Roll-forward of Unrecognized Tax Benefits [Table Text Block]

	2017	2018	2019
	(in millions)
Balance at beginning of fiscal year	¥9,950	¥7,851	¥12,917
Gross amount of increases for current year’s tax positions	888	427	313
Gross amount of increases for prior years’ tax positions	1,014	6,642	8,836
Gross amount of decreases for prior years’ tax positions	(95)	(455)	(1,090)
Net amount of changes relating to settlements with tax authorities	(39)	(1,074)	—
Decreases due to lapse of applicable statutes of limitations	(3,437)	(253)	(1,540)
Foreign exchange translation and others	(430)	(221)	(276)

Balance at end of fiscal year	¥7,851	¥12,917	¥19,160

Roll-forward of Interest and Penalties Recognized [Table Text Block]

	2017	2018	2019
	(in millions)
Balance at beginning of fiscal year	¥4,727	¥4,054	¥4,564
Total interest and penalties in the consolidated statements of income	(591)	694	(1,655)
Total cash settlements, foreign exchange translation and others	(82)	(184)	147

Balance at end of fiscal year	¥4,054	¥4,564	¥3,056

Status of Years under Audit or Open to Examination by Major Tax Jurisdictions [Table Text Block]

Jurisdiction	Tax years
Japan	2018 and forward
United States—Federal	2014 and forward
United States—California	2015 and forward
Thailand	2012 and forward
Indonesia	2017 and forward